EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2025
EARNINGS/(LOSS) PER SHARE
Schedule of basic earnings per share and diluted earnings per share
Basic earnings per share and diluted earnings per share were calculated as follows (RMB in millions, except for share and per share data):

	2023	2024	2025
Numerator:
Net income attributable to Trip.com Group Limited	9,918	17,067	33,294
Eliminate the dilutive effect of interest expense of convertible notes	1	1	0

Numerator for diluted earnings per share	9,919	17,068	33,294

Denominator:
Denominator for basic earnings per ordinary share - weighted average ordinary shares outstanding	652,859,211	654,035,399	657,754,190
Dilutive effect of convertible notes	89,065	82,750	517,866
Dilutive effect of share options and RSUs	18,113,964	34,586,733	40,106,835

Denominator for diluted earnings per ordinary share	671,062,240	688,704,882	698,378,891

Basic earnings per ordinary share	15.19	26.10	50.62

Diluted earnings per ordinary share	14.78	24.78	47.67

Basic earnings per ADS	15.19	26.10	50.62

Diluted earnings per ADS	14.78	24.78	47.67

Schedule of weighted average number of ordinary shares excluded from computation of diluted earnings per share	Such weighted average numbers of ordinary shares outstanding are as following:

	2023	2024	2025
Outstanding weighted average stock options	4,583,793	837,301	1,225,887